Label	Element	Value
AllianzGI Emerging Markets Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated March 24, 2017

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI Emerging Markets Opportunities Fund

(for purposes of this section only, the “Fund”)

At its March 21-22, 2017 meeting, the Board of Trustees of Allianz Funds (the “Trust”) approved an amendment to the existing Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (the “Adviser”). Pursuant to the amendment, the Adviser has contractually agreed to waive certain fees with respect to the Fund as detailed in the revised disclosure below.

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Emerging Markets Opportunities Fund
Expense [Heading]	rr_ExpenseHeading	Within the Fund Summary relating to the Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
AllianzGI Emerging Markets Opportunities Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.26%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,328
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	998
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,347
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,328
AllianzGI Emerging Markets Opportunities Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,669
AllianzGI Emerging Markets Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,492
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	365
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	658
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,492
AllianzGI Emerging Markets Opportunities Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,435
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	349
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	631
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,435
AllianzGI Emerging Markets Opportunities Fund | P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	711
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,605
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	396
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	711
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,605

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	AllianzGI U.S. has contractually agreed to observe (i) an irrevocable waiver of a portion of its administration fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15% for each share class, effective November 1, 2016 through October 31, 2017, and (ii) an irrevocable waiver of a portion of its advisory fees, which reduces the contractual fee rate by 0.20% effective April 1, 2017 through March 31, 2018.